FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES - Narrative (Details) - Loan Facility - USD ($)	9 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	33 Months Ended
	Dec. 31, 2019	Dec. 06, 2023	Dec. 07, 2022	Dec. 07, 2021	Dec. 06, 2023	Sep. 30, 2022	Jan. 31, 2020
DVB Credit Facility
Line of Credit Facility [Line Items]
Principal balance	$ 9,000,000.0
LIBOR | DVB Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)	2.75%
Forecast | New Term Loan Facility
Line of Credit Facility [Line Items]
Frequency of payments					semi-annual
Periodic payments due					$ 7,500,000
Forecast | DVB Credit Facility
Line of Credit Facility [Line Items]
Frequency of payments						quarterly
Periodic payments due						$ 200,000
Forecast | LIBOR | New Term Loan Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (percent)		5.50%	4.50%	3.50%
Subsequent Event | New Term Loan Facility
Line of Credit Facility [Line Items]
Principal balance							$ 132,900,000.0